Note 16 - Related Party Transactions	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
16	Related party transactions
The Company did not enter into any transactions with related parties during the periods ended March 31, 2017 and 2016.